Schedule of shares issued and outstanding (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Balance	$ 25,565,544	$ 263,292	$ (7,667,182)
Shares issued on vesting of RSUs		180,000
Common shares issued on exercise of options		186,255
Convertible debt conversion		17,960,719	5,152,023
Common shares issued on private placement, net of costs		31,017,374
EB bonus shares		54,061
Shares for debt		226,556
Common shares issued on exercise of warrants		9,000,851	4,919,596
Shares issued on acquisition of UMG		4,207,000	3,846,223
Balance	$ 15,886,591	25,565,544	263,292
Private placements, net of costs			2,694,076
Shares issued for debt conversion			724,231
Shares issued on acquisition of Frankly			12,155,000
Shares issued on acquisition of Winview			7,579,000
Shares issued on acquisition of Driver Database			859,745
Shares issued on acquisition of Lets Go Racing			$ 1,719,491
Shares issued on acquisiton of SideQik		$ 4,207,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, shares	15,543,309	7,746,136	156,438
Balance	$ 122,741,230	$ 69,380,807	$ 29,613,406
Shares issued on vesting of RSUs (in shares)	203,537	277,749	26,666
Shares issued on vesting of RSUs	$ 1,489,962	$ 1,895,891	$ 159,895
Shares issued under shares for services	$ 666,667
Shares issued under shares for services, shares	57,029
Common shares issued on exercise of options (in shares)		20,833
Common shares issued on exercise of options		$ 290,558
Convertible debt conversion (in shares)		1,728,848	1,739,615
Convertible debt conversion		$ 13,704,605	$ 5,152,023
Common shares issued on private placement, net of costs (in shares)		4,435,433
Common shares issued on private placement, net of costs		$ 24,225,901
EB bonus shares (in shares)		6,666
EB bonus shares		$ 54,061
Shares for debt (in shares)		40,000
Shares for debt		$ 226,556
Common shares issued on exercise of warrants (in shares)		901,060	654,543
Common shares issued on exercise of warrants		$ 9,000,851	$ 4,919,596
Shares issued on acquisition of UMG (in shares)		386,584	288,560
Shares issued on acquisition of UMG		$ 3,962,000	$ 3,804,344
Balance, shares	15,803,875	15,543,309	7,746,136
Balance	$ 124,897,859	$ 122,741,230	$ 69,380,807
Impact of share consolidation (in shares)			(114)
Impact of share consolidation
Private placements, net of costs (in shares)			502,562
Private placements, net of costs			$ 2,694,076
Shares issued for debt conversion (in shares)			59,654
Shares issued for debt conversion			$ 724,231
Shares issued on acquisition of Frankly (in shares)			2,258,215
Shares issued on acquisition of Frankly			$ 12,155,000
Shares issued on acquisition of Winview (in shares)			1,759,997
Shares issued on acquisition of Winview			$ 7,579,000
Shares issued on acquisition of Driver Database (in shares)			100,000
Shares issued on acquisition of Driver Database			$ 859,745
Shares issued on acquisition of Lets Go Racing (in shares)			200,000
Shares issued on acquisition of Lets Go Racing			$ 1,719,491
Shares issued on acquisiton of SideQik		$ 3,962,000
Shares issued on acquisiton of SideQik (in shares)		386,584